Sale of investment (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Equity Method Investments

	December 31,
	2022	2021
Cummins Westport Inc.	$—	$22,039

	December 31,
	2022	2021
Weichai Westport Inc.	$1,824	$1,824
Minda Westport Technologies Limited	2,657	1,852
Other equity accounted investees	148	148
	$4,629	$3,824

Realized Gain (Loss) on Investments

December 31, 2022
Proceeds from sale of investment	$31,445
Holdback receivable[1]	9,713
Less: carrying value of investment	22,039
Gain on sale of investment	$19,119

[1]Holdback receivable is included in other long-term assets in the consolidated balance sheets.